Other Net Investment Result - Summary Of Other Investment Income Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Investment Income [Line Items]
Other investment income	€ 550	€ 411
Dividend income [Member]
Disclosure Of Other Investment Income [Line Items]
Other investment income	547	410
Rental income [Member]
Disclosure Of Other Investment Income [Line Items]
Other investment income	€ 3	€ 1